Goodwill and Other Intangible Assets (Details) - Schedule of changes in the carrying amount of goodwill $ in Thousands	9 Months Ended
Sep. 30, 2024 USD ($)
Other Intangible Assets, Net (Details) - Schedule of other intangible assets [Line Items]
Balance at beginning	$ 100,051
Balance at ending	100,086
Goodwill
Other Intangible Assets, Net (Details) - Schedule of other intangible assets [Line Items]
Balance at beginning	100,051
Currency translation adjustments	35
Balance at ending	$ 100,086